Income Tax - Schedule of Loss Before Income Taxes Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income (loss) from continuing operations before income taxes	$ 78	$ (13)	$ 158	$ (15)	$ (213)	$ (157)	$ (379)
Continuing Operations [Member]
U.S.					(238)	(199)	(405)
Non-U.S.					25	42	26
Income (loss) from continuing operations before income taxes					$ (213)	$ (157)	$ (379)